Employee information - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of number of employees [line items]
Expense from share-based payment transactions with employees	£ 39	£ 42	£ 37
Business combinations [member]
Disclosure of number of employees [line items]
Expense from share-based payment transactions with employees	£ 0	£ 2	£ 3